Organization and Business Background (Details Narrative) 10Q	Sep. 30, 2017	Mar. 31, 2017
Quest HK Limited [Member]
Ownership interest	100.00%	100.00%
Quest Masteryasia Group Sdn. Bhd [Member]
Ownership interest	100.00%	100.00%